The Company - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended		55 Months Ended	64 Months Ended
	Jun. 01, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Sep. 30, 2016	Jul. 06, 2016
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cumulative net cash flows in operating activities		$ (16,253)	$ (10,073)	$ (13,902)	$ (9,124)	$ (33,100)	$ 49,400
Accumulated deficit		$ (55,559)		$ (39,363)	$ (21,724)	$ (39,363)	$ (55,559)
Entity incorporation date		May 26, 2011
Common stock, Sale of shares		20,545,752		2,659,262	1,816,467	2,659,262	20,545,752
Proceeds from Issuance of convertible preferred stock and long-term debt		$ 53,900
Cash, cash equivalents and short-term investments		$ 56,900					$ 56,900
IPO
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
IPO, closing date		Jun. 07, 2016
Common stock, Sale of shares	7,200,000
Common stock, Share offering price	$ 7.00
Net proceeds from issuance of stock	$ 45,300
Underwriting discounts and commissions		$ 4,000
Offering expense		1,600
Net offering proceeds after deducting underwriting discount and commission and offering expenses		$ 51,400
Over-allotment option by underwriters
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, Share offering price								$ 7.00
Net proceeds from issuance of stock								$ 6,100
Common stock, Sale of shares								948,843